PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025
PROPERTY AND EQUIPMENT, NET
Machinery and equipment	$ 1,103,319		$ 1,154,638
Property and equipment, gross	1,720,967		1,810,103
Less: accumulated depreciation	(1,121,136)		(1,424,688)
Total property and equipment, net	599,831		385,415
Depreciation, Depletion and Amortization	387,779	$ 379,947
Electric equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	46,264		58,055
Office furniture
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	51,213		59,831
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	250,933		269,668
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	$ 269,238		$ 267,911